Taxes, fees and contributions payable (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Partial payment of fees	R$ 531.0	R$ 300.0	R$ 300.0	R$ 300.0
Amount to be paid for fistel				R$ 490.0
Suspended amounts			480.0
Default interest on fistel		215.6
Payment by preliminary injunction		163.0	R$ 52.6
Interest late payment	R$ 237.0
TIMSA [Member]
IfrsStatementLineItems [Line Items]
Suspended amounts		482.0
Cozani [Member]
IfrsStatementLineItems [Line Items]
Suspended amounts		R$ 104.0